Schedule of Investments (unaudited) April 30, 2021	iShares® Core Aggressive Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 44.9%
iShares Core S&P 500 ETF(a)	1,333,691	$558,656,486
iShares Core S&P Mid-Cap ETF(a)	136,927	37,211,282
iShares Core S&P Small-Cap ETF(a)	152,484	16,855,581

		612,723,349

Domestic Fixed Income — 17.0%
iShares Core Total USD Bond Market ETF(a)	4,376,474	232,303,240

International Equity — 35.0%
iShares Core MSCI Emerging Markets ETF(a)	1,904,358	124,678,318
iShares Core MSCI International Developed Markets ETF(a)	5,298,432	352,557,665

		477,235,983

International Fixed Income — 3.0%
iShares Core International Aggregate Bond ETF(a)	746,622	40,944,751

Total Investment Companies — 99.9% (Cost: $1,068,728,547)		1,363,207,323

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	1,313,000	$1,313,000

Total Short-Term Investments — 0.1% (Cost: $1,313,000)		1,313,000

Total Investments in Securities — 100.0% (Cost: $1,070,041,547)		1,364,520,323

Other Assets, Less Liabilities — (0.0)%		(464,984)

Net Assets — 100.0%		$1,364,055,339

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$8,922,710	$—	$(8,917,280	)(b)	$1,294	$(6,724)	$—	—	$14,558	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,323,000	—	(10,000	)(b)	—	—	1,313,000	1,313,000	961		—
iShares Core MSCI Emerging Markets ETF	95,342,898	19,602,963	(15,023,195)		888,787	23,866,865	124,678,318	1,904,358	1,308,819		—
iShares Core MSCI International Developed Markets ETF	281,913,970	55,994,909	(58,025,925)		2,158,332	70,516,379	352,557,665	5,298,432	3,393,496		—
iShares Core S&P 500 ETF	418,611,388	85,065,879	(63,758,113)		17,351,047	101,386,285	558,656,486	1,333,691	5,810,700		—
iShares Core S&P Mid-Cap ETF	26,107,733	5,523,993	(5,811,643)		249,218	11,141,981	37,211,282	136,927	298,600		—
iShares Core S&P Small-Cap ETF	10,746,515	2,388,383	(1,781,084)		(2,285)	5,504,052	16,855,581	152,484	118,280		—
iShares Core Total USD Bond Market ETF	155,176,465	89,734,757	(6,259,215)		424,985	(6,773,752)	232,303,240	4,376,474	3,182,334		—
iShares International Aggregate Bond ETF	27,021,333	15,643,988	(1,095,753)		74,908	(699,725)	40,944,751	746,622	180,781		—

					$21,146,286	$204,935,361	$1,364,520,323		$14,308,529		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Aggressive Allocation ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	5	06/18/21	$1,044	$72,114

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$1,363,207,323	$—	$—	$1,363,207,323
Money Market Funds	1,313,000	—	—	1,313,000

	$1,364,520,323	$—	$—	$1,364,520,323

Derivative financial instruments(a)
Assets
Futures Contracts	$72,114	$—	$—	$72,114

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2